Foreign Currency Amounts - Schedule of Foreign Currency Amount (Parenthetical) (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Argentine Government Discount Bonds [member]
Foreign Currency Transactions [line items]
Government debt instruments held	$ 3,240,702,855	$ 414,109,309
Argentine Treasury Bonds [Member]
Foreign Currency Transactions [line items]
Government debt instruments held	$ 612,831	$ 612,831